Leases - Rollforward of lease liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 14,890,575	R$ 12,520,812
Interest on lease	(2,533,128)	(2,433,640)	R$ (1,569,151)
Lease liabilities	14,582,833	14,890,575	12,520,812
Current	4,025,948	3,497,665	2,272,349
Non-current	R$ 10,556,885	R$ 11,392,910	10,248,463
Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	7 years 7 months 6 days	7 years 10 months 24 days
Weighted average rate	21.30%	21.10%
Balances at the beginning of the period	R$ 13,724,647	R$ 11,663,143
Lease liabilities	R$ 13,585,810	R$ 13,724,647	11,663,143
Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	4 years 10 months 24 days	5 years
Weighted average rate	9.80%	8.50%
Balances at the beginning of the period	R$ 71,869	R$ 57,278
Lease liabilities	R$ 185,527	R$ 71,869	57,278
Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	5 years 9 months 18 days	5 years 8 months 12 days
Weighted average rate	18.50%	8.40%
Balances at the beginning of the period	R$ 1,094,059	R$ 800,391
Lease liabilities	811,496	1,094,059	R$ 800,391
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	1,814,168	1,109,500
Contractual modifications	(47,199)	244,279
Payments	3,603,686	2,065,302
Interest on lease	(2,533,128)	(2,433,640)
Write-offs	(68,539)	(58,586)
Transfers		(205,978)
Foreign currency exchange	(935,614)	912,210
Leases | Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	1,507,577	868,705
Contractual modifications	55,342	119,196
Payments	3,220,152	1,906,735
Interest on lease	(2,400,049)	(2,352,332)
Write-offs	(1,123)	(16,153)
Transfers		(205,978)
Foreign currency exchange	(880,530)	850,137
Leases | Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	193,360	70,174
Contractual modifications	11,452	0
Payments	38,031	18,097
Interest on lease	(15,798)	(4,965)
Write-offs	(67,416)	(42,433)
Transfers		0
Foreign currency exchange	(1,505)	(18)
Leases | Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	113,231	170,621
Contractual modifications	(113,993)	125,083
Payments	345,503	140,470
Interest on lease	(117,281)	(76,343)
Write-offs	0	0
Transfers		0
Foreign currency exchange	R$ (53,579)	R$ 62,091